Consolidated portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 8.63%
ACM Auto Trust Series 2022-1A Class C 144A	5.48%	4-20-2029	$775,000	$ 769,164
Aqua Finance Trust Series 2019-A Class A 144A	3.14	7-16-2040	282,552	273,827
Aqua Finance Trust Series 2021-A Class A 144A	1.54	7-17-2046	620,939	573,626
Avis Budget Rental Car Funding LLC Series 2017-1A Class C 144A	4.15	9-20-2023	597,500	597,636
Brean Asset-Backed Securities Trust 2021-RM2 Class A 144A±±	1.75	10-25-2061	948,112	848,552
Cajun Global LLC Series 2021-1 Class A2 144A	3.93	11-20-2051	992,500	899,057
Coinstar Funding LLC Series 2017-1A Class A2 144A	5.22	4-25-2047	1,059,250	1,023,218
CommonBond Student Loan Trust Series 2018-CGS Class C 144A	4.35	2-25-2046	79,806	77,923
CPS Auto Receivables Trust 2021-A Class D 144A	1.16	12-15-2026	1,320,000	1,260,646
DRB Prime Student Loan Trust Series 2017-C Class C 144A	3.29	11-25-2042	295,202	291,786
Driven Brands Funding LLC Series 2019-2A Class A2 144A	3.98	10-20-2049	341,250	318,215
Dryden Senior Loan Fund Series 2017-50A Class C (3 Month LIBOR +2.25%) 144A±	3.29	7-15-2030	1,000,000	950,695
Mission Lane Master Trust Series 2021 Class A 144A	1.59	9-15-2026	1,000,000	963,029
Pagaya AI Debt Selection Trust Series 2021-3 Class B 144A	1.74	5-15-2029	999,946	931,567
SMB Private Education Loan Trust Series 2015-C Class C 144A	4.50	9-17-2046	290,000	277,473
SoFi Consumer Loan Program Trust Series 2018-4 Class D 144A	4.76	11-26-2027	296,500	296,574
SoFi Professional Loan Program LLC Series 2017-E Class B 144A	3.49	11-26-2040	300,000	292,502
Taco Bell Funding LLC Series 2016-1A Class A2 144A	4.97	5-25-2046	1,425,000	1,415,767
Taco Bell Funding LLC Series 2021 Class A2 144A	1.95	8-25-2051	786,050	684,819
United Airlines Pass-Through Trust Certificates Series 2020-1 Class A	5.88	4-15-2029	228,647	224,644
Wingstop Funding LLC Series 2020-1A Class A2 144A	2.84	12-5-2050	358,200	318,228
Zaxby's Funding LLC Series 2021-1A Class A2 144A	3.24	7-30-2051	694,750	604,199
Total Asset-backed securities (Cost $14,783,795)				13,893,147
Convertible debenture: 0.30%
Consumer discretionary: 0.30%
Hotels, restaurants & leisure: 0.30%
Royal Caribbean Group	4.25	6-15-2023	500,000	477,500
Total Convertible debenture (Cost $537,229)				477,500
Corporate bonds and notes: 22.92%
Communication services: 2.39%
Diversified telecommunication services: 0.05%
Cablevision Lightpath LLC 144A	5.63	9-15-2028	100,000	78,226
Media: 2.25%
CCO Holdings LLC 144A	4.25	1-15-2034	500,000	386,250
See accompanying consolidated notes to portfolio of investments

Allspring Income Plus Fund  |  1

Consolidated portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
CCO Holdings LLC 144A	4.50%	8-15-2030	$175,000	$ 145,299
CSC Holdings LLC 144A	4.63	12-1-2030	500,000	334,370
DIRECTV Financing LLC 144A	5.88	8-15-2027	165,000	140,757
DISH DBS Corporation 144A	5.75	12-1-2028	300,000	222,123
Gray Escrow II Incorporated 144A	5.38	11-15-2031	400,000	320,492
Gray Television Incorporated 144A	4.75	10-15-2030	150,000	117,375
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	150,000	136,875
Outfront Media Capital Corporation 144A	4.63	3-15-2030	175,000	137,877
QVC Incorporated	4.38	9-1-2028	190,000	140,600
QVC Incorporated	4.75	2-15-2027	695,000	549,050
Salem Media Group Incorporated 144A	6.75	6-1-2024	95,000	92,150
Scripps Escrow II Incorporated 144A	5.38	1-15-2031	545,000	434,665
Scripps Escrow II Incorporated 144A	5.88	7-15-2027	125,000	109,433
Townsquare Media Incorporated 144A	6.88	2-1-2026	400,000	356,296
				3,623,612
Wireless telecommunication services: 0.09%
T-Mobile USA Incorporated	3.50	4-15-2031	165,000	142,466
Consumer discretionary: 1.82%
Automobiles: 0.21%
Ford Motor Company	3.25	2-12-2032	450,000	336,555
Diversified consumer services: 0.05%
Howard University	5.21	10-1-2052	90,000	82,945
Hotels, restaurants & leisure: 0.86%
Carnival Corporation 144A	7.63	3-1-2026	360,000	278,834
Las Vegas Sands Corporation	3.20	8-8-2024	1,000,000	944,606
Royal Caribbean Cruises Limited 144A	5.50	8-31-2026	125,000	92,813
Royal Caribbean Cruises Limited 144A	5.50	4-1-2028	95,000	66,025
				1,382,278
Multiline retail: 0.21%
Macy's Retail Holdings LLC 144A	5.88	4-1-2029	400,000	340,500
Specialty retail: 0.49%
Michaels Companies Incorporated 144A	7.88	5-1-2029	210,000	138,394
NMG Holding Company Incorporated 144A	7.13	4-1-2026	500,000	460,790
Rent-A-Center Incorporated 144A	6.38	2-15-2029	230,000	179,400
				778,584
Consumer staples: 0.38%
Food products: 0.38%
CHS Incorporated 144A	6.88	4-15-2029	400,000	258,000
Kraft Heinz Foods Company	4.88	10-1-2049	400,000	353,300
				611,300
Energy: 3.56%
Energy equipment & services: 0.71%
Bristow Group Incorporated 144A	6.88	3-1-2028	500,000	438,027
Hilcorp Energy Company 144A	5.75	2-1-2029	55,000	48,298
Hilcorp Energy Company 144A	6.00	2-1-2031	55,000	47,300
See accompanying consolidated notes to portfolio of investments

2  |  Allspring Income Plus Fund

Consolidated portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy equipment & services (continued)
Oceaneering International Incorporated	6.00%	2-1-2028	$400,000	$ 352,540
Pattern Energy Operations LP 144A	4.50	8-15-2028	300,000	261,000
				1,147,165
Oil, gas & consumable fuels: 2.85%
Aethon United 144A	8.25	2-15-2026	500,000	485,875
Buckeye Partners LP	5.85	11-15-2043	100,000	71,000
Cheniere Energy Partners LP 144A	3.25	1-31-2032	270,000	212,625
Comstock Resources Incorporated 144A	5.88	1-15-2030	90,000	77,400
DCP Midstream Operating Company	5.13	5-15-2029	500,000	450,000
Encino Acquisition Partners Company 144A	8.50	5-1-2028	425,000	401,606
EnLink Midstream Partners LP	5.05	4-1-2045	115,000	77,769
EnLink Midstream Partners LP	5.38	6-1-2029	220,000	192,546
EnLink Midstream Partners LP	5.45	6-1-2047	85,000	60,158
Murphy Oil Corporation	5.88	12-1-2027	200,000	186,650
Nabors Industries Limited 144A	7.38	5-15-2027	300,000	285,000
New Fortress Energy Incorporated 144A	6.50	9-30-2026	470,000	425,708
Occidental Petroleum Corporation	6.45	9-15-2036	420,000	430,500
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	340,000	281,350
Southwestern Energy Company	4.75	2-1-2032	100,000	85,453
Southwestern Energy Company	7.75	10-1-2027	225,000	229,500
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	95,000	78,850
Western Midstream Operating LP	5.30	3-1-2048	675,000	544,151
				4,576,141
Financials: 8.01%
Banks: 1.90%
Bank of America Corporation (U.S. SOFR +0.96%) ±	1.73	7-22-2027	1,000,000	888,896
Bank of America Corporation (3 Month LIBOR +4.55%) ±	6.30	12-29-2049	265,000	262,718
Citigroup Incorporated (5 Year Treasury Constant Maturity +3.42%) ʊ±	3.88	2-18-2026	425,000	352,750
JPMorgan Chase & Company (U.S. SOFR +3.13%) ʊ±	4.60	2-3-2025	500,000	422,261
JPMorgan Chase & Company (3 Month LIBOR +3.25%) ±	5.15	12-29-2049	350,000	331,188
JPMorgan Chase & Company (3 Month LIBOR +3.30%) ±	6.00	12-31-2049	100,000	93,747
PNC Financial Services (3 Month LIBOR +3.30%) ±	5.00	12-29-2049	250,000	222,373
Truist Financial Corporation (5 Year Treasury Constant Maturity +4.61%) ʊ±	4.95	9-2-2025	500,000	486,719
				3,060,652
Capital markets: 2.48%
Charles Schwab Corporation (5 Year Treasury Constant Maturity +4.97%) ʊ±	5.38	6-1-2025	750,000	740,625
Coinbase Global Incorporated 144A	3.63	10-1-2031	165,000	92,665
Goldman Sachs Group Incorporated (U.S. SOFR +1.25%) ±	2.38	7-21-2032	750,000	606,492
Goldman Sachs Group Incorporated (5 Year Treasury Constant Maturity +2.97%) ʊ±	3.80	5-10-2026	550,000	428,990
See accompanying consolidated notes to portfolio of investments

Allspring Income Plus Fund  |  3

Consolidated portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital markets (continued)
Morgan Stanley (U.S. SOFR +1.29%) ±	2.94%	1-21-2033	$1,500,000	$ 1,285,580
Owl Rock Capital Corporation	2.63	1-15-2027	1,000,000	837,846
				3,992,198
Consumer finance: 1.01%
FirstCash Incorporated 144A	5.63	1-1-2030	95,000	82,032
Ford Motor Credit Company LLC	4.39	1-8-2026	175,000	161,186
Ford Motor Credit Company LLC	5.11	5-3-2029	275,000	246,530
General Motors Financial Company (5 Year Treasury Constant Maturity +5.00%) ʊ±	5.70	9-30-2030	500,000	435,000
Navient Corporation	5.00	3-15-2027	70,000	57,577
Navient Corporation	5.63	8-1-2033	100,000	69,401
PRA Group Incorporated 144A	5.00	10-1-2029	265,000	219,502
PROG Holdings Incorporated 144A	6.00	11-15-2029	85,000	64,275
Rocket Mortgage LLC 144A	4.00	10-15-2033	400,000	284,000
				1,619,503
Diversified financial services: 0.23%
LPL Holdings Incorporated 144A	4.38	5-15-2031	420,000	358,842
Insurance: 1.70%
Broadstreet Partners Incorporated 144A	5.88	4-15-2029	500,000	391,205
Guardian Life Insurance Company 144A	4.85	1-24-2077	200,000	179,098
Maple Grove Funding Trust 144A	4.16	8-15-2051	900,000	700,173
MetLife Incorporated	6.40	12-15-2066	1,200,000	1,206,312
OneAmerica Financial Partners Incorporated 144A	4.25	10-15-2050	45,000	36,454
Prudential Financial Incorporated (5 Year Treasury Constant Maturity +3.04%) ±	3.70	10-1-2050	270,000	226,004
				2,739,246
Mortgage REITs: 0.16%
Starwood Property Trust Incorporated 144A	4.38	1-15-2027	300,000	260,418
Thrifts & mortgage finance: 0.53%
Enact Holdings Incorporated 144A	6.50	8-15-2025	400,000	377,248
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	75,000	60,549
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	120,000	108,600
United Wholesale Mortgage LLC 144A	5.50	4-15-2029	400,000	306,260
				852,657
Health care: 0.15%
Health care providers & services: 0.15%
Air Methods Corporation 144A	8.00	5-15-2025	75,000	49,125
Select Medical Corporation 144A	6.25	8-15-2026	205,000	191,359
				240,484
Industrials: 2.77%
Airlines: 1.23%
Delta Air Lines Incorporated 144A	4.75	10-20-2028	150,000	141,687
Delta Airlines Pass-Through Certificates Series 2015-B	4.25	1-30-2025	452,287	441,922
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	395,000	353,999
See accompanying consolidated notes to portfolio of investments

4  |  Allspring Income Plus Fund

Consolidated portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines (continued)
Mileage Plus Holdings LLC 144A	6.50%	6-20-2027	$750,000	$ 737,100
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	300,000	307,881
				1,982,589
Commercial services & supplies: 0.73%
Allied Universal Holdco LLC 144A	6.00	6-1-2029	400,000	290,469
CoreCivic Incorporated	8.25	4-15-2026	910,000	887,405
				1,177,874
Industrial conglomerates: 0.55%
General Electric Company (3 Month LIBOR +3.33%) ±	5.16	12-29-2049	1,000,000	876,200
Machinery: 0.05%
TK Elevator US Newco Incorporated 144A	5.25	7-15-2027	95,000	84,699
Road & rail: 0.06%
Uber Technologies Incorporated 144A	4.50	8-15-2029	120,000	98,700
Trading companies & distributors: 0.05%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028	100,000	82,541
Transportation infrastructure: 0.10%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2027	200,000	151,580
Information technology: 0.91%
Communications equipment: 0.18%
Ciena Corporation 144A	4.00	1-31-2030	165,000	142,416
CommScope Technologies LLC 144A	5.00	3-15-2027	200,000	147,859
				290,275
IT services: 0.08%
Sabre GLBL Incorporated 144A	9.25	4-15-2025	135,000	130,079
Software: 0.21%
MPH Acquisition Holdings LLC 144A	5.50	9-1-2028	105,000	93,450
MPH Acquisition Holdings LLC 144A	5.75	11-1-2028	290,000	240,323
				333,773
Technology hardware, storage & peripherals: 0.44%
Western Digital Corporation	4.75	2-15-2026	750,000	715,583
Materials: 0.24%
Containers & packaging: 0.24%
Ball Corporation	2.88	8-15-2030	165,000	132,810
Clydesdale Acquisition Holdings Incorporated 144A	8.75	4-15-2030	300,000	258,771
				391,581
Real estate: 1.09%
Equity REITs: 1.09%
EPR Properties	3.75	8-15-2029	500,000	416,153
GLP Capital LP	4.00	1-15-2031	1,000,000	862,429
See accompanying consolidated notes to portfolio of investments

Allspring Income Plus Fund  |  5

Consolidated portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Equity REITs (continued)
Simon Property Group LP	3.80%	7-15-2050		$120,000	$ 96,058
WEA Finance LLC 144A	4.75	9-17-2044		500,000	384,666
					1,759,306
Utilities: 1.60%
Electric utilities: 1.38%
NRG Energy Incorporated 144A	4.45	6-15-2029		1,500,000	1,343,554
Oglethorpe Power Corporation	4.25	4-1-2046		400,000	333,112
The Southern Company (5 Year Treasury Constant Maturity +3.73%) ±	4.00	1-15-2051		500,000	448,240
Vistra Operations Company LLC 144A	4.38	5-1-2029		120,000	100,396
					2,225,302
Independent power & renewable electricity producers: 0.22%
NSG Holdings LLC 144A	7.75	12-15-2025		37,071	36,330
TerraForm Power Operating LLC 144A	4.75	1-15-2030		369,000	316,045
					352,375
Total Corporate bonds and notes (Cost $42,578,737)					36,876,229
Foreign corporate bonds and notes : 8.29%
Communication services: 0.73%
Media: 0.73%
SES SA Company (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.19%) ʊ±	2.88	5-27-2026	EUR	575,000	503,147
Tele Columbus AG 144A	3.88	5-2-2025	EUR	510,000	447,713
Ziggo Bond Company BV 144A	3.38	2-28-2030	EUR	300,000	219,818
					1,170,678
Consumer discretionary: 1.47%
Auto components: 0.70%
Adient Global Holdings 144A	3.50	8-15-2024	EUR	515,000	487,704
Adler Pelzer Holding GmbH 144A	4.13	4-1-2024	EUR	800,000	645,437
					1,133,141
Automobiles: 0.31%
Peugeot SA Company	2.00	3-20-2025	EUR	500,000	505,571
Diversified consumer services: 0.25%
Intertrust Group BV 144A	3.38	11-15-2025	EUR	400,000	397,285
Hotels, restaurants & leisure: 0.21%
International Game Technology 144A	3.50	6-15-2026	EUR	350,000	333,171
Consumer staples: 1.27%
Food & staples retailing: 0.69%
Casino Guichard Perracho SA	3.58	2-7-2025	EUR	400,000	307,874
Iceland Bondco plc 144A	4.38	5-15-2028	GBP	1,000,000	803,418
					1,111,292
See accompanying consolidated notes to portfolio of investments

6  |  Allspring Income Plus Fund

Consolidated portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Food products: 0.17%
Sigma Holdings Company BV 144A	5.75%	5-15-2026	EUR	500,000	$ 269,061
Tobacco: 0.41%
BAT International Finance plc	2.25	1-16-2030	EUR	750,000	656,522
Energy: 0.47%
Oil, gas & consumable fuels: 0.47%
Eni SpA	1.13	9-19-2028	EUR	800,000	755,124
Financials: 2.70%
Banks: 1.89%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.90%) ±	4.75	9-22-2027	EUR	500,000	446,636
Asian Development Bank	6.20	10-6-2026	INR	18,450,000	225,869
Bankia SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +5.82%) ʊ±	6.00	7-18-2022	EUR	1,000,000	1,047,615
Caixa Geral de Depositos SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +5.50%) ±	5.75	6-28-2028	EUR	400,000	415,230
Permanent TSB Group (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year +2.55%) ±	2.13	9-26-2024	EUR	600,000	612,539
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am +1.60%) ±	1.38	6-17-2033	EUR	400,000	295,522
					3,043,411
Capital markets: 0.35%
International Finance Corporation	6.30	11-25-2024	INR	45,000,000	561,585
Consumer finance: 0.22%
Cellnex Finance Company SA	2.00	9-15-2032	EUR	500,000	354,742
Thrifts & mortgage finance: 0.24%
Deutsche Pfandbriefbank AG (EURIBOR ICE Swap Rate 11:00am +2.75%) ±	4.68	6-28-2027	EUR	400,000	389,961
Industrials: 0.62%
Commercial services & supplies: 0.24%
Prosegur Cash SA	1.38	2-4-2026	EUR	400,000	389,751
Containers & packaging: 0.26%
Can-Pack SA 144A	2.38	11-1-2027	EUR	500,000	415,355
Electrical equipment: 0.12%
Gamma Bidco SpA 144A	6.25	7-15-2025	EUR	200,000	194,919
Materials: 0.41%
Chemicals: 0.41%
Westlake Chemical Corporation	1.63	7-17-2029	EUR	750,000	661,744
Real estate: 0.62%
Equity REITs: 0.47%
Aedas Homes Opco SLU 144A	4.00	8-15-2026	EUR	500,000	439,971
Unibail-Rodamco-Westfield SE (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.68%) ʊ±	2.13	7-25-2023	EUR	400,000	308,800
					748,771
See accompanying consolidated notes to portfolio of investments

Allspring Income Plus Fund  |  7

Consolidated portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Real estate management & development: 0.15%
Akelius Residential Property AB (EURIBOR ICE Swap Rate 11:00am +3.49%) ±	3.88%	10-5-2078	EUR	251,000	$ 245,938
Total Foreign corporate bonds and notes (Cost $16,698,163)					13,338,022
Foreign government bonds : 3.75%
Brazil ¤	0.00	1-1-2024	BRL	7,000,000	1,106,084
Brazil ¤	0.00	7-1-2024	BRL	8,000,000	1,193,978
Chile	4.50	3-1-2026	CLP	1,045,000,000	1,087,381
Indonesia	6.50	6-15-2025	IDR	13,500,000,000	929,300
Republic of South Africa	8.75	2-28-2048	ZAR	9,100,000	430,032
Republic of South Africa	10.50	12-21-2026	ZAR	19,000,000	1,235,504
Russia (Acquired 3/13/2020, cost $474,124) †>	6.50	2-28-2024	RUB	35,000,000	54,091
Total Foreign government bonds (Cost $7,135,695)					6,036,370

	Shares
Investment companies: 1.94%
Exchange-traded funds: 1.94%
Invesco Taxable Municipal Bond ETF	30,600	848,232
VanEck Vectors JPMorgan Emerging Markets Local Currency Bond ETF	92,700	2,269,296
Total Investment companies (Cost $3,787,175)		3,117,528

			Principal
Loans: 2.53%
Communication services: 0.55%
Media: 0.55%
Charter Communications Operating LLC (1 Month LIBOR +1.75%) ±	3.42	4-30-2025	$481,108	467,676
DIRECTV Financing LLC (1 Month LIBOR +5.00%) ±	6.67	8-2-2027	373,000	342,384
Gray Television Incorporated (3 Month LIBOR +2.50%) ±	3.56	1-2-2026	84,964	81,714
				891,774
Energy: 0.47%
Oil, gas & consumable fuels: 0.47%
AL NGPL Holdings LLC (1 Month LIBOR +3.75%) ±	4.75	4-14-2028	377,069	365,994
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ±	6.75	9-29-2028	403,339	390,061
				756,055
Financials: 0.15%
Capital markets: 0.11%
Nexus Buyer LLC (1 Month LIBOR +3.75%) ±	5.42	11-9-2026	195,000	183,495
Diversified financial services: 0.00%
Intelsat Jackson Holdings SA (1 Month LIBOR +5.75%) ±	9.50	11-27-2023	483	442
See accompanying consolidated notes to portfolio of investments

8  |  Allspring Income Plus Fund

Consolidated portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance: 0.04%
Asurion LLC (1 Month LIBOR +5.25%) ±	6.92%	1-31-2028	$75,000	$ 63,750
Health care: 0.09%
Health care equipment & supplies: 0.09%
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.95	8-31-2026	155,000	144,102
Industrials: 1.03%
Airlines: 0.57%
AAdvantage Loyalty IP Limited (1 Month LIBOR +4.75%) ±	5.81	4-20-2028	266,000	253,269
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	7.31	6-21-2027	675,000	665,550
				918,819
Commercial services & supplies: 0.29%
The Geo Group Incorporated (3 Month LIBOR +2.00%) ±	3.67	3-22-2024	497,375	463,544
Machinery: 0.17%
Vertical US Newco Incorporated (1 Month LIBOR +3.50%) ±	4.02	7-30-2027	88,273	82,481
Werner FinCo LP (3 Month LIBOR +4.00%) ‡±	5.67	7-24-2024	204,458	191,680
				274,161
Information technology: 0.24%
Software: 0.24%
Emerald Topco Incorporated (1 Month LIBOR +3.50%) ±	4.74	7-24-2026	310,034	289,572
MPH Acquisition Holdings LLC (1 Month LIBOR +4.25%) ±	5.82	9-1-2028	99,499	91,340
				380,912
Total Loans (Cost $4,294,631)				4,077,054
Municipal obligations: 0.09%
Illinois: 0.04%
GO revenue: 0.04%
Chicago IL Refunding Bonds Taxable Project Series E	6.05	1-1-2029	5,000	5,069
Chicago IL Refunding Bonds Taxable Project Series E	6.05	1-1-2029	50,000	51,270
				56,339
Kansas: 0.01%
Health revenue: 0.01%
Kansas Development Finance Authority Village Shalom Project Series 2018-B	4.00	11-15-2025	25,000	23,417
See accompanying consolidated notes to portfolio of investments

Allspring Income Plus Fund  |  9

Consolidated portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maryland: 0.04%
Education revenue: 0.04%
Maryland Health & HEFAR Green Street Academy Series B 144A	6.75%	7-1-2023	$65,000	$ 64,524
Total Municipal obligations (Cost $144,517)				144,280
Non-agency mortgage-backed securities: 14.41%
AFN LLC Series 2019-1A Class A2 144A	4.46	5-20-2049	696,170	642,452
APEX Credit CLO LLC Series 2017 Class 2A (3 Month LIBOR +1.60%) 144A±	3.70	9-20-2029	1,000,000	958,242
Apidos CLO Series 2019 Class 3-1-A (3 Month LIBOR +3.10%) 144A±	4.14	4-15-2031	500,000	458,004
BB-UBS Trust Series 2012-TFT Class C 144A±±	3.68	6-5-2030	150,000	132,174
Bojangles Issuer LLC Series 2020-1A Class A2 144A	3.83	10-20-2050	703,238	666,420
BX Trust Series 2019-11 Class D 144A±±	4.08	12-9-2041	500,000	434,966
BX Trust Series 2021-ARIA Class D (1 Month LIBOR +1.90%) 144A±	3.22	10-15-2036	550,000	512,025
Carlyle Global Market Series 2016-1A Class R2 (3 Month LIBOR +3.35%) 144A±	4.41	4-20-2034	1,000,000	865,860
Carlyle Global Market Series 2017-2A Class R2 (3 Month LIBOR +1.60%) 144A±	2.66	7-20-2031	750,000	715,343
Cascade Funding Mortgage Trust Series 2021-HB7 Class M2 144A±±	2.68	10-27-2031	1,000,000	942,972
CFCRE Commercial Mortgage Trust Series 2016-C7 Class AM	4.16	12-10-2054	400,000	386,679
CIFC Funding Limited Series 2018-1A Class B (3 Month LIBOR +1.40%) 144A±	2.44	4-18-2031	1,000,000	953,984
Foundation Finance Trust Series 2019-1A Class A 144A	3.86	11-15-2034	234,330	231,745
FREMF Mortgage Trust Series 2017-K724 Class B 144A±±	3.64	12-25-2049	400,000	395,667
FREMF Mortgage Trust Series 2020-KF76 Class B (1 Month LIBOR +2.75%) 144A±	3.87	1-25-2030	277,325	262,906
FS Rialto Issuer Limited Series 2021-FL3 Class B (1 Month LIBOR +1.80%) 144A±	3.31	11-16-2036	1,000,000	945,912
Goldman Sachs Mortgage Security Trust Series 2018-LUAU Class B (1 Month LIBOR +1.40%) 144A±	2.72	11-15-2032	1,600,000	1,538,360
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3 144A±±	4.47	5-25-2067	1,130,000	1,009,683
JPMorgan Chase & Company Series 2017-6 Class B 144A±±	3.78	12-25-2048	452,037	369,712
Longtrain Leasing III LLC Series 2015-1A Class A2 144A	4.06	1-15-2045	1,555,563	1,454,853
Madison Park Funding Limited Series 2018-29A Class B (3 Month LIBOR +1.75%) 144A±	2.79	10-18-2030	700,000	673,400
MED Trust Series 2021-MDLN Class B (1 Month LIBOR +1.45%) 144A±	2.78	11-15-2038	1,000,000	954,803
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL7 Class C (1 Month LIBOR +2.05%) 144A±	3.66	10-16-2036	1,000,000	926,821
MFRA Trust Series 2020-NQM3 Class M1 144A±±	2.65	1-26-2065	1,000,000	955,954
NBC Funding LLC Series 2021 Class A2 144A	2.99	7-30-2051	992,500	880,239
Neuberger Berman CLO Limited Series 2017-25A Class BR (3 Month LIBOR +1.35%) 144A±	2.39	10-18-2029	250,000	239,367
See accompanying consolidated notes to portfolio of investments

10  |  Allspring Income Plus Fund

Consolidated portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
OneMain Financial Issuance Trust Series 2019-1A Class D 144A	4.22%	2-14-2031	$1,100,000	$ 1,098,888
Oxford Finance Funding Trust Series 2019-1A Class A2 144A	4.46	2-15-2027	445,632	444,282
Residential Mortgage Loan Trust Series 2019-3 Class A3 144A±±	3.04	9-25-2059	259,173	254,022
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class D 144A±±	4.53	1-5-2043	700,000	418,250
TRK Toorak Mortgage Corporation Series 2021-INV2 Class A2 144A±±	2.12	11-25-2056	937,931	859,087
Verus Securitization Trust Series 2021-8 Class A2 144A±±	2.29	11-25-2066	1,309,291	1,163,077
Verus Securitization Trust Series 2021-R3 Class A2 144A±±	1.28	4-25-2064	467,247	444,570
Total Non-agency mortgage-backed securities (Cost $24,882,708)				23,190,719
U.S. Treasury securities: 16.67%
U.S. Treasury Bond	1.88	2-15-2041	450,000	352,916
U.S. Treasury Note	1.25	12-31-2026	500,000	462,148
U.S. Treasury Note	2.00	8-15-2051	45,000	34,778
U.S. Treasury Note	2.25	5-15-2041	435,000	362,987
U.S. Treasury Note	2.25	2-15-2052	2,745,000	2,259,049
U.S. Treasury Note	2.38	2-15-2042	1,165,000	987,884
U.S. Treasury Note	2.50	5-31-2024	7,500,000	7,432,317
U.S. Treasury Note	2.75	5-15-2025	7,000,000	6,946,406
U.S. Treasury Note	2.75	4-30-2027	5,810,000	5,731,474
U.S. Treasury Note	2.88	5-15-2032	1,855,000	1,834,131
U.S. Treasury Note	2.88	5-15-2052	450,000	425,039
Total U.S. Treasury securities (Cost $27,336,683)				26,829,129
Yankee corporate bonds and notes: 9.75%
Communication services: 0.20%
Wireless telecommunication services: 0.20%
VMED O2 UK Financing I plc 144A	4.75	7-15-2031	400,000	323,140
Consumer discretionary: 0.45%
Hotels, restaurants & leisure: 0.26%
Carnival Corporation 144A	10.50	6-1-2030	500,000	411,505
Internet & direct marketing retail: 0.19%
Prosus NV 144A	4.03	8-3-2050	500,000	310,534
Consumer staples: 0.51%
Beverages: 0.51%
Coca-Cola Icecek AS 144A	4.50	1-20-2029	1,000,000	817,166
Energy: 1.08%
Oil, gas & consumable fuels: 1.08%
BP Capital Markets plc (5 Year Treasury Constant Maturity +4.40%) ʊ±	4.88	3-22-2030	325,000	282,960
Comision Federal de Electricidad SA de CV 144A	3.35	2-9-2031	200,000	152,602
See accompanying consolidated notes to portfolio of investments

Allspring Income Plus Fund  |  11

Consolidated portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Enbridge Incorporated (5 Year Treasury Constant Maturity +5.31%) ±	5.75%	7-15-2080	$1,000,000	$ 914,320
Northriver Midstream Finance LP 144A	5.63	2-15-2026	220,000	199,100
Petroleos Mexicanos	6.70	2-16-2032	250,000	190,625
				1,739,607
Financials: 6.09%
Banks: 4.15%
African Export Import Bank 144A	3.80	5-17-2031	200,000	164,100
Banco de Bogota SA 144A	6.25	5-12-2026	400,000	380,000
Banco do Brasil SA 144A	4.88	1-11-2029	375,000	343,950
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity +4.64%) 144Aʊ±	5.88	1-24-2027	750,000	620,625
Credit Agricole SA (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +6.19%) 144Aʊ±	8.13	12-23-2025	1,000,000	1,024,300
Deutsche Bank AG (USD ICE Swap Rate 11:00am NY 5 Year +2.55%) ±	4.88	12-1-2032	275,000	236,485
HSBC Holdings plc (U.S. SOFR +2.11%) ±	4.76	6-9-2028	750,000	729,086
Intesa Sanpaolo SpA 144A	5.71	1-15-2026	635,000	604,868
Itau Unibanco Holding SA 144A	3.25	1-24-2025	800,000	760,000
NatWest Group plc (5 Year Treasury Constant Maturity +5.63%) ʊ±	6.00	12-29-2025	400,000	370,163
Societe Generale SA (1 Year Treasury Constant Maturity +3.20%) 144A±	6.22	6-15-2033	1,000,000	954,458
Unicredit SpA (5 Year Treasury Constant Maturity +4.75%) 144A±	5.46	6-30-2035	600,000	484,910
				6,672,945
Capital markets: 0.68%
CI Financial Corporation	4.10	6-15-2051	780,000	505,362
Credit Suisse Group AG (U.S. SOFR +0.98%) 144A±	1.31	2-2-2027	250,000	214,884
Credit Suisse Group AG (5 Year Treasury Constant Maturity +4.89%) 144Aʊ±	5.25	2-11-2027	275,000	212,433
UBS Group AG (5 Year Treasury Constant Maturity +3.40%) 144Aʊ±	4.88	2-12-2027	200,000	167,292
				1,099,971
Consumer finance: 0.24%
Unifin Financiera SAB de CV 144A	9.88	1-28-2029	600,000	391,806
Diversified financial services: 0.55%
Castlelake Aviation Finance 144A	5.00	4-15-2027	105,000	87,166
DAE Funding LLC 144A	3.38	3-20-2028	200,000	175,640
Doric Nimrod Air Alpha Pass-Through Trust Certificates Series 2013-1 Class A 144A	5.25	5-30-2025	628,213	619,685
				882,491
Insurance: 0.47%
Swiss Re Finance (Luxembourg) SA (5 Year Treasury Constant Maturity +3.58%) 144A±	5.00	4-2-2049	800,000	757,000
Health care: 0.34%
Biotechnology: 0.21%
Grifols Escrow Issuer SA 144A	4.75	10-15-2028	400,000	346,912
See accompanying consolidated notes to portfolio of investments

12  |  Allspring Income Plus Fund

Consolidated portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals: 0.13%
Bausch Health Companies Incorporated 144A	5.25%	1-30-2030	$400,000	$ 206,672
Industrials: 0.78%
Airlines: 0.59%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50	7-15-2026	500,000	540,523
VistaJet Malta Finance PLC 144A	6.38	2-1-2030	520,000	416,000
				956,523
Trading companies & distributors: 0.19%
Fly Leasing Limited 144A	7.00	10-15-2024	420,000	304,596
Materials: 0.06%
Containers & packaging: 0.06%
Ardagh Packaging Finance plc 144A	5.25	8-15-2027	140,000	99,828
Utilities: 0.24%
Electric utilities: 0.24%
Comision Federal de Electricidad SA de CV 144A	3.88	7-26-2033	500,000	377,250
Total Yankee corporate bonds and notes (Cost $18,165,531)				15,697,946
Yankee government bonds: 1.39%
Commonwealth of Bahamas 144A	6.00	11-21-2028	785,000	554,113
Dominican Republic 144A	4.50	1-30-2030	200,000	160,114
Dominican Republic 144A	4.88	9-23-2032	200,000	153,887
Dominican Republic 144A	5.50	2-22-2029	200,000	173,848
Mongolia Government	5.63	5-1-2023	200,000	196,750
Provincia de Cordoba 144Aøø	6.88	12-10-2025	254,472	193,717
Provincia de Cordoba (PIK at 6.88%) 144A¥	5.00	2-1-2029	557,619	343,214
Provincia de Santa Fe	7.00	3-23-2023	175,000	165,025
Sultanate of Oman 144A	6.25	1-25-2031	300,000	289,284
Total Yankee government bonds (Cost $2,618,712)				2,229,952

		Yield	Shares
Short-term investments: 10.97%
Investment companies: 10.97%
Allspring Government Money Market Fund Select Class ♠∞*		1.26	9,333,995	9,333,995
Securities Lending Cash Investments LLC ♠∩∞		1.56	8,322,323	8,322,323
Total Short-term investments (Cost $17,656,318)				17,656,318
Total investments in securities (Cost $180,619,894)	101.64%			163,564,194
Other assets and liabilities, net	(1.64)			(2,639,237)
Total net assets	100.00%			$160,924,957

See accompanying consolidated notes to portfolio of investments

Allspring Income Plus Fund  |  13

Consolidated portfolio of investments—June 30, 2022 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
†	Non-income-earning security
>	Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $54,091 (original aggregate cost of $474,124), representing 0.03% of its net assets as of period end.
‡	Security is valued using significant unobservable inputs.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both. The rate shown is the rate in effect at period end.
*	A portion of the holding represents an investment held in Strategic Income Special Investment (Cayman) Ltd., the consolidated entity.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
BRL	Brazilian real
CLP	Chile Peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great British pound
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDR	Indonesian rupiah
INR	Indian rupee
LIBOR	London Interbank Offered Rate
RUB	Russian ruble
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,284,117	$102,075,696	$(100,025,818)	$0	$0	$9,333,995	9,333,995	$18,437
Securities Lending Cash Investments LLC	7,560,711	47,442,409	(46,680,797)	0	0	8,322,323	8,322,323	11,044#
				$0	$0	$17,656,318		$29,481

#	Amount shown represents income before fees and rebates.
See accompanying consolidated notes to portfolio of investments

14  |  Allspring Income Plus Fund

Consolidated portfolio of investments—June 30, 2022 (unaudited)

Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
2,150,000,000 COP	525,287 USD	Morgan Stanley Incorporated	7-8-2022	$0	$(7,669)
557,949 USD	2,150,000,000 COP	Morgan Stanley Incorporated	7-8-2022	40,331	0
13,794,950 USD	12,955,000 EUR	Citibank National Association	9-30-2022	134,013	0
7,950,000,000 IDR	537,035 USD	Morgan Stanley Incorporated	7-8-2022	0	(3,400)
534,853 USD	7,950,000,000 IDR	Morgan Stanley Incorporated	10-3-2022	2,099	0
551,815 USD	7,950,000,000 IDR	Morgan Stanley Incorporated	7-8-2022	18,180	0
1,049,587 USD	21,410,000 MXN	Citibank National Association	9-30-2022	1,938	0
1,199,866 USD	975,000 GBP	Citibank National Association	9-30-2022	10,999	0
1,975,520 USD	31,795,000 ZAR	Citibank National Association	9-30-2022	38,406	0
				$245,966	$(11,069)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	12	9-21-2022	$1,442,666	$1,422,375	$0	$(20,291)
2-Year U.S. Treasury Notes	42	9-30-2022	8,878,305	8,820,656	0	(57,649)
5-Year U.S. Treasury Notes	213	9-30-2022	24,170,849	23,909,250	0	(261,599)
Short
Euro-Bund Futures	(36)	9-8-2022	(5,738,102)	(5,612,904)	125,198	0
10-Year U.S. Ultra Treasury Notes	(48)	9-21-2022	(6,210,661)	(6,114,000)	96,661	0
U.S. Long Term Treasury Bonds	(11)	9-21-2022	(1,548,415)	(1,524,875)	23,540	0
					$245,399	$(339,539)
Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit iTraxx Europe Crossover *	1.00%	Quarterly	6-20-2026	EUR	3,000,000	$(31,093)	$341,503	$0	$(372,596)
Sell Protection
Markit CDX Emerging Markets Index *	1.00	Quarterly	6-20-2026	USD	1,000,000	(117,809)	(23,137)	0	(94,672)
Markit CDX North America Investment Grade Index *	1.00	Quarterly	6-20-2027	USD	3,960,000	(120,280)	(22,205)	0	(98,075)
Markit iTraxx Europe Subordinated Financial Index *	1.00	Quarterly	6-20-2026	EUR	12,000,000	(568,004)	(35,117)	0	(532,887)
								$0	$(1,098,230)

*	Represents an investment held in Strategic Income Special Investment (Cayman) Ltd., the consolidated entity.
See accompanying consolidated notes to portfolio of investments

Allspring Income Plus Fund  |  15

Notes to consolidated portfolio of investments—June 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.

16  |  Allspring Income Plus Fund

Notes to consolidated portfolio of investments—June 30, 2022 (unaudited)

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Consolidated Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Consolidated Statement of Operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an

Allspring Income Plus Fund  |  17

Notes to consolidated portfolio of investments—June 30, 2022 (unaudited)

amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

18  |  Allspring Income Plus Fund

Notes to consolidated portfolio of investments—June 30, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$13,893,147	$0	$13,893,147
Convertible debenture	0	477,500	0	477,500
Corporate bonds and notes	0	36,876,229	0	36,876,229
Foreign corporate bonds and notes	0	13,338,022	0	13,338,022
Foreign government bonds	0	6,036,370	0	6,036,370
Investment companies	3,117,528	0	0	3,117,528
Loans	0	3,885,374	191,680	4,077,054
Municipal obligations	0	144,280	0	144,280
Non-agency mortgage-backed securities	0	23,190,719	0	23,190,719
U.S. Treasury securities	26,829,129	0	0	26,829,129
Yankee corporate bonds and notes	0	15,697,946	0	15,697,946
Yankee government bonds	0	2,229,952	0	2,229,952
Short-term investments
Investment companies	17,656,318	0	0	17,656,318
	47,602,975	115,769,539	191,680	163,564,194
Forward foreign currency contracts	0	245,966	0	245,966
Futures contracts	245,399	0	0	245,399
Total assets	$47,848,374	$116,015,505	$191,680	$164,055,559
Liabilities
Forward foreign currency contracts	$0	$11,069	$0	$11,069
Futures contracts	339,539	0	0	339,539
Swap contracts	0	1,098,230	0	1,098,230
Total liabilities	$339,539	$1,109,299	$0	$1,448,838
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated Portfolio of Investments.
As of June 30, 2022, $1,459,000 was segregated as cash collateral for open futures contracts and $1,571,733 was segregated as cash collateral for swap contracts. The Fund also had $929,420 segregated as cash collateral due to broker for open forward foreign currency contracts.
For the nine months ended June 30, 2022 the Fund had no material transfers into/out of Level 3.

Allspring Income Plus Fund  |  19